As filed with the Securities and Exchange Commission on July 5, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21168

NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman Intermediate Municipal Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders

Neuberger Berman
Intermediate Municipal Closed-End Funds

Neuberger Berman California Intermediate Municipal Fund Inc.

Neuberger Berman Intermediate Municipal Fund Inc.

Neuberger Berman New York Intermediate Municipal Fund Inc.

Semi-Annual Report

April 30, 2013

Contents

PRESIDENT'S LETTER	1

PORTFOLIO COMMENTARIES

California Intermediate Municipal Fund Inc.	2
Intermediate Municipal Fund Inc.	2
New York Intermediate Municipal Fund Inc.	2

SCHEDULES OF INVESTMENTS

California Intermediate Municipal Fund Inc.	6
Intermediate Municipal Fund Inc.	10
New York Intermediate Municipal Fund Inc.	18
FINANCIAL STATEMENTS	25

FINANCIAL HIGHLIGHTS/PER SHARE DATA

California Intermediate Municipal Fund Inc.	36
Intermediate Municipal Fund Inc.	37
New York Intermediate Municipal Fund Inc.	38
Distribution Reinvestment Plan for each Fund	40
Directory	42
Proxy Voting Policies and Procedures	43
Quarterly Portfolio Schedule	43
Privacy Notice	Located after the Funds' Report

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Management LLC. ©2013 Neuberger Berman Management LLC. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present this semi-annual report for the Neuberger Berman Intermediate Municipal Closed-End Funds for the six months ended April 30, 2013. The report includes portfolio commentaries, listings of the Funds' investments and their unaudited financial statements for the reporting period.

Each Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and, for each state-specific Fund, a high level of current income exempt from that state's personal income taxes (and, in the case of the New York Fund, New York City personal income tax).

We maintain a conservative investment philosophy and disciplined investment process in pursuit of providing you superior tax-exempt current income over the long term with less volatility and risk.

Thank you for your confidence in the Funds. We will continue to do our best to earn your trust in the years to come.

Sincerely,

ROBERT CONTI
PRESIDENT AND CEO
NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

Neuberger Berman Intermediate Municipal Closed-End Funds Portfolio Commentaries

For the six months ended April 30, 2013, on a net asset value ("NAV") basis, all three of the Neuberger Berman Intermediate Municipal Closed-End Funds posted positive returns and outperformed their benchmark, the Barclays 10 Year Municipal Bond Index. The California Intermediate Municipal Fund, Intermediate Municipal Fund and New York Intermediate Municipal Fund posted 2.36%, 3.11% and 2.24% total returns, respectively, whereas the benchmark generated a 2.15% return. The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) was beneficial for performance.

Despite several periods of weakness, the municipal market posted a positive return during the six months ended April 30, 2013. The market initially performed well due to relatively modest supply and robust demand. However, municipal bonds in general experienced a setback in late 2012, due to uncertainties surrounding their tax-favored status amid the fiscal cliff negotiations. The market then rallied in January and February 2013 as no changes were made to the tax-exempt status of municipal bonds. However, as is often the case, the municipal market sold off in March. This was triggered by an increase in supply, coupled with weaker demand as investors sold municipal bonds to meet their tax obligations. The market then ended the period on a positive note, as it generated solid results in April as demand resumed post tax season. Looking at the municipal market more closely, lower-quality securities outperformed their higher-quality counterparts as investors looked to generate incremental yield.

While we maintained long durations for the Funds during the reporting period, we tactically adjusted their positioning. We started the period with a long duration versus the index and then shortened it somewhat in the first quarter of 2013 given expected weakness during tax season. We then extended the Funds' duration post tax season and maintained this position for the remainder of the six-month term. Overall, duration did not meaningfully impact performance. In terms of the Funds' yield curve positioning, we maintained a barbell approach (investing in shorter and longer maturities). In contrast, the Funds' benchmark is concentrated in the eight- to 12-year portion of the curve. Given the strong performance of the intermediate portion of the curve, the Funds' barbell approach detracted from relative results.

The Funds maintained a lower quality bias compared to the benchmark as we sought to generate incremental yield. This was rewarded given the outperformance of lower-quality bonds during the reporting period. In addition, security selection contributed positively to results during the reporting period.

We have a generally positive outlook for the municipal market. The municipal yield curve remains steep from a historical perspective and appears attractively valued versus U.S. Treasuries and other taxable fixed income securities. Furthermore, with unemployment remaining elevated, the Federal Reserve appears to us likely to keep rates at their current ultra-low range for the foreseeable future. Given what we see as their compelling valuations versus other higher-quality fixed income securities, coupled with higher tax rates for upper income households, we anticipate demand for municipal bonds could be solid overall.

That being said, while no changes were made during the tax hike phase of the fiscal cliff negotiations, the tax-favored status of municipal bonds could again be on the table during discussions regarding federal government spending cuts. Against this backdrop, we could see periods of volatility in the municipal market going forward.

Sincerely,

JAMES L. ISELIN AND S. BLAKE MILLER
PORTFOLIO CO-MANAGERS

The portfolio composition, industries and holdings of the Funds are subject to change.

The opinions expressed are those of the Funds' portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The value of securities owned by the Funds as well as the market value of Fund shares may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

TICKER SYMBOLS

California Intermediate Municipal Fund	NBW
Intermediate Municipal Fund	NBH
New York Intermediate Municipal Fund	NBO

CALIFORNIA INTERMEDIATE

MUNICIPAL FUND PORTFOLIO

BY STATE AND TERRITORY

(as a % of Total Investments)
Arizona	0.5%
California	80.9
Florida	0.4
Guam	2.1
Illinois	0.8
Massachusetts	0.7
Nevada	0.8
New Jersey	0.6
North Carolina	0.5
Pennsylvania	1.4
Puerto Rico	9.6
Tennessee	0.4
Texas	1.3
Total	100.0%

NEW YORK INTERMEDIATE

MUNICIPAL FUND PORTFOLIO

BY STATE AND TERRITORY

(as a % of Total Investments)
Arizona	0.4%
California	3.1
Guam	2.4
Illinois	0.5
Massachusetts	0.8
Nevada	0.9
New York	82.7
Pennsylvania	1.6
Puerto Rico	6.0
Other	1.6
Total	100.0%

PERFORMANCE HIGHLIGHTS1

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2013
At NAV[2]	Date	04/30/2013	1 Year	5 Years	10 Years	Life of Fund
California Intermediate Municipal Fund	09/24/2002	2.36%	6.43%	7.78%	6.35%	6.43%
Intermediate Municipal Fund	09/24/2002	3.11%	8.50%	8.13%	6.62%	6.72%
New York Intermediate Municipal Fund	09/24/2002	2.24%	5.76%	6.73%	5.92%	5.95%
At Market Price[3]
California Intermediate Municipal Fund	09/24/2002	-2.06%	3.27%	9.68%	7.15%	6.03%
Intermediate Municipal Fund	09/24/2002	2.16%	6.83%	10.52%	7.20%	6.45%
New York Intermediate Municipal Fund	09/24/2002	0.24%	5.34%	9.53%	6.51%	5.75%
Index
Barclays 10 Year Municipal Bond Index[4]		2.15%	5.21%	6.77%	5.42%	5.27%

Closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.

The investment return and market price will fluctuate and common shares may trade at prices below NAV. Fund common shares, when sold, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not waived a portion of its investment management fees during the periods shown. Please see Note B in the Notes to Financial Statements for specific information regarding fee waiver arrangements.

INTERMEDIATE MUNICIPAL FUND PORTFOLIO BY STATE

AND TERRITORY

(as a % of Total Investments)
Alabama	0.8%
Arizona	5.6
California	16.2
Colorado	1.8
District of Columbia	1.7
Florida	3.2
Guam	1.6
Hawaii	1.6
Illinois	8.7
Indiana	3.5
Iowa	2.5
Kentucky	0.0
Louisiana	0.8
Maine	0.5
Maryland	0.5
Massachusetts	4.5
Michigan	1.0
Minnesota	2.0
Mississippi	2.7
Missouri	2.2
Nevada	1.2%
New Hampshire	1.2
New Jersey	3.5
New York	5.9
North Carolina	1.9
Ohio	0.5
Oregon	0.1
Pennsylvania	3.5
Puerto Rico	4.1
Rhode Island	1.8
Tennessee	1.2
Texas	6.3
Utah	1.3
Vermont	0.4
Virginia	0.4
Washington	1.5
West Virginia	0.3
Wisconsin	2.6
Other	0.9
Total	100.0%

Endnotes

1  A portion of each Fund's income may be a tax preference item for purposes of the federal alternative minimum tax for certain shareholders.

2  Returns based on the NAV of each Fund.

3  Returns based on the market price of Fund shares on the NYSE MKT.

4  Please see "Description of Index" starting on page 5 for a description of the index.

For more complete information on any of the Neuberger Berman Intermediate Municipal Closed-End Funds, call Management at (800) 877-9700, or visit our website at www.nb.com.

Description of Index

Barclays 10 Year Municipal Bond Index:

An unmanaged index that is the 10 year (8-12) component of the Barclays Municipal Bond Index, which is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be rated investment-grade, have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index is prepared or obtained by Management and include reinvestment of all income dividends and distributions, if any. The Funds may invest in securities not included in the index and/or may not invest in all securities in the index.

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited)

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
Municipal Notes (166.1%)
Arizona (0.8%)
$750	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	$751
California (134.4%)
3,600	Abag Fin. Au. for Nonprofit Corp. Rev. (Jewish Home San Francisco), Ser. 2005, (LOC: Wells Fargo Bank N.A.), 0.16%, due 11/15/35	3,600	µß
400	Abag Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003-C, 5.13%, due 3/1/18	415	ß
1,500	Bay Area Toll Au. Toll Bridge Rev. (San Francisco Bay Area), Ser. 2012, 5.00%, due 4/1/21	1,876
500	California Ed. Fac. Au. Rev. (Scripps College), Ser. 2007, (National Public Finance Guarantee Corp. Insured), 5.00%, due 11/1/15	543	ß
2,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.88%, due 2/1/17	2,076
725	California HFA Home Mtge. Rev., Ser. 2007-E, 5.00%, due 2/1/42	755
2,000	California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West), Ser. 2004-I, 4.95%, due 7/1/26 Putable 7/1/14	2,102	µß
2,000	California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2005, 5.00%, due 11/15/21	2,175	ß
1,000	California Hlth. Fac. Fin. Au. Rev. (Children Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,132	ß
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/24	1,083
500	California Muni. Fin. Au. Ed. Rev. (American Heritage Ed. Foundation Proj.), Ser. 2006-A, 5.00%, due 6/1/16	515
375	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/25	401	ß
410	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/26	434	ß
455	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/27	476	ß
1,040	California Muni. Fin. Au. Rev. (Loma Linda Univ.), Ser. 2007, 5.00%, due 4/1/21	1,146	ß
600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/26	701	ß
555	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.), Ser. 2012-AN, 5.00%, due 12/1/21	708
2,000	California St. Dept. of Wtr. Res. Supply Rev., Ser. 2010-L, 5.00%, due 5/1/22	2,469
20	California St. G.O., Ser. 2002, 5.00%, due 10/1/17	20
1,500	California St. G.O., Ser. 2012, 5.00%, due 2/1/27	1,754
2,000	California St. G.O. (Kindergarten Univ.), Ser. 2004, (LOC: Citibank N.A.), 0.16%, due 5/1/34	2,000	µ
2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	2,122	ß
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/20	1,148
1,000	California St. Pub. Works Board Lease Rev. (Dept. of Gen. Svc.) (Cap. East End), Ser. 2002-A, (AMBAC Insured), 5.25%, due 12/1/16	1,004
1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,161
835	California Statewide CDA Cert. of Participation Rev. (The Internext Group), Ser. 1999, 5.38%, due 4/1/17	838	ß
1,000	California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.), Ser. 2005-A, 5.00%, due 3/1/20	1,064	ß
1,220	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	1,316	ß
1,000	California Statewide CDA Rev. (Daughters of Charity Hlth.), Ser. 2005-G, 5.00%, due 7/1/22	1,067	ß
880	California Statewide CDA Rev. (Lancer Ed. Std. Hsg. Proj.), Ser. 2007, 5.40%, due 6/1/17	939	ß
1,255	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%, due 11/15/19	1,455	ß
1,500	California Statewide CDA Rev. (St. Joseph Hlth. Sys.), Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.13%, due 7/1/24	1,734	ß
300	California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007-A, 4.80%, due 7/15/17	319	ß
1,500	Compton Unified Sch. Dist. Ref. G.O. (Election 2002), Ser. 2006-D, (AMBAC Insured), 0.00%, due 6/1/14	1,463
350	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev., Ser. 2013-A, 5.00%, due 9/1/26	397
560	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev., Ser. 2013-A, 5.00%, due 9/1/27	631
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/21	1,435	ß
250	Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007-B, 4.40%, due 9/1/13	252
1,000	Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 6.00%, due 2/1/17	1,163

See Notes to Schedule of Investments

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
$2,000	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2010, 5.50%, due 12/1/24	$2,098
1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 0.00%, due 8/1/40	1,073	[h]
1,000	Inglewood Pub. Fin. Au. Ref. Rev., Ser. 2012, 5.00%, due 8/1/18	1,046
210	JPMorgan Chase Putters/Drivers Trust Rev., Ser. 2012-4059, (LOC: JP Morgan Chase N.A.), 0.18%, due 5/1/13	210	ñµ
1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/26	1,242
1,130	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	1,184
3,900	Los Angeles Co. Metro. Trans. Au. Sales Tax Prop. A First Tier Sr. Rev., Ser. 2012-A, 5.00%, due 7/1/21	4,955
2,050	Los Angeles Dept. of Wtr. & Pwr. Rev., Ser. 2012-A, 5.00%, due 7/1/24	2,549
2,000	Los Angeles G.O., Ser. 2012-A, 5.00%, due 9/1/20	2,489
2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/27	2,283
500	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	542	ß
1,070	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/19	901
1,000	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	1,087
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.70%, due 9/1/18	482
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.75%, due 9/1/19	474
1,290	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (National Public Finance Guarantee Corp. Insured), 5.50%, due 9/1/17	1,294
1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	1,599
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25	1,668
555	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 4.00%, due 9/1/21	565
600	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 5.00%, due 9/1/25	633
440	Roseville Stone Point Comm. Fac. Dist. Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	450
1,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,196
400	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	473
2,600	Sacramento Muni. Utils. Dist. Elec. Rev., Ser. 1997-K, (AMBAC Insured), 5.70%, due 7/1/17	3,086
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24 Pre-Refunded 8/1/18	1,725
400	San Diego Pub. Facs. Fin. Au. Lease Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/19	449
830	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.80%, due 9/1/15	831
820	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.90%, due 9/1/16	821
750	San Francisco City & Co. Arpts. Commission Int'l Ref. Rev., Ser. 2009-D2, 3.00%, due 5/1/21	807
1,000	San Francisco City & Co. Arpts. Commission Int'l Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/21	1,208
2,115	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (San Francisco Redev. Proj.), Ser. 2003-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 8/1/18	2,132
2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/25	2,192
925	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/22	928	ß
1,060	San Jose Redev. Agcy. Tax Allocation Ref. (Merged Area Redev. Proj.), Ser. 2006-D, (AMBAC Insured), 5.00%, due 8/1/21	1,106
1,000	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/22	1,164
1,070	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/25	1,201
1,000	San Mateo Union High Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, 0.00%, due 9/1/25	576
1,000	San Rafael City High Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/18	915
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/21	1,572
310	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.25%, due 6/1/25	304
575	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/26	566
325	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/27	316

See Notes to Schedule of Investments

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
$270	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/28	$260
1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/27	997
525	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.40%, due 7/1/13	527
505	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.50%, due 7/1/14	517
460	South Gate Pub. Fin. Au. Tax Allocation Rev. (South Gate Redev. Proj. Number 1), Ser. 2002, (XLCA Insured), 5.00%, due 9/1/16	467
1,550	St. Helena Unified Sch. Dist. G.O. (Election 2012), Ser. 2013-A-1, 0.00%, due 8/1/27	1,100	[m]
1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/26	1,069
1,500	Sulphur Springs Union Sch. Dist. Cert. of Participation (Cap. Appreciation), Ser. 2010, (AGM Insured), 0.00%, due 12/1/37	1,554	[c]
1,250	Sunnyvale Sch. Dist. G.O. (Election 2004), Ser. 2005-A, (AGM Insured), 5.00%, due 9/1/21	1,364
1,300	Tulare Local Hlth. Care Dist., Ser. 2007, 5.00%, due 11/1/20	1,336
2,000	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21	2,268
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	2,536	[i]
1,500	Vista Unified Sch. Dist. G.O, Ser. 2012, 5.00%, due 8/1/21	1,843
3,500	William S. Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/26	2,078
2,250	Wiseburn Sch. Dist. G.O. Cap Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36	1,281	[j]
		117,478
Florida (0.7%)
525	Lakeland Ed. Facs. Rev. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/24	599	ß
Guam (3.5%)
1,110	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.25%, due 11/1/18	1,263
700	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	736
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,085
		3,084
Illinois (1.3%)
585	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	604
500	Illinois Fin. Au. Rev. (Navistar Int'l Rec. Zone Fac.), Ser. 2010, 6.50%, due 10/15/40	549	ß
		1,153
Massachusetts (1.2%)
1,000	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 5.00%, due 12/1/30	1,054
Nevada (1.3%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	1,144
New Jersey (0.9%)
750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	778	ß
North Carolina (0.9%)
750	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/24	758	ß

See Notes to Schedule of Investments

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
Pennsylvania (2.3%)
$2,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2, 0.00%, due 12/1/34	$2,015	[b]
Puerto Rico (15.9%)
2,000	Puerto Rico Commonwealth Aqueduct & Swr. Au. Sr. Lien Rev., Ser. 2012-A, 4.25%, due 7/1/25	1,834
1,230	Puerto Rico Commonwealth Gov't Dev. Bank, Ser. 1985, (National Public Finance Guarantee Corp. Insured), 4.75%, due 12/1/15	1,246
1,500	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2007-VV, 5.50%, due 7/1/20	1,639
1,000	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	1,001
400	Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Int'l American Univ. Proj.), Ser. 2012, 5.00%, due 10/1/21	446	ß
1,000	Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac. Rev.	1,002	ß
	(Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/15
3,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/17	3,006
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/21	1,001
900	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2011-C, 5.00%, due 8/1/21	1,070
1,500	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Subser. 2009-A, 5.00%, due 8/1/24	1,624
		13,869
Tennessee (0.7%)
500	Tennessee St. Energy Acquisition Corp. Gas Rev., Ser. 2006-A, 5.25%, due 9/1/23	592
Texas (2.2%)
1,750	Love Field Arpt. Modernization Corp. Spec. Fac. Rev. (Southwest Airlines Co. Proj.), Ser. 2010, 5.25%, due 11/1/40	1,906	ß
	Total Investments (166.1%) (Cost $137,551)	145,181	##
	Cash, receivables and other assets, less liabilities (1.4%)	1,243
	Liquidation Value of Auction Market Preferred Shares [(67.5%)]	(59,000)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$87,424

See Notes to Schedule of Investments

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited)

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
Municipal Notes (160.0%)
Alabama (1.2%)
$1,500	Courtland IDB Solid Waste Disp. Rev. (Champion Int'l Corp. Proj.), Ser. 1999, 6.00%, due 8/1/29	$1,507	ß
1,900	Selma IDB Rev. (Int'l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/35	2,107	ß
		3,614
Arizona (8.9%)
5,000	Arizona Sch. Fac. Board Cert. of Participation, Ser. 2008, (Assured Guaranty Insured), 5.13%, due 9/1/21	5,868
2,265	Arizona Wtr. Infrastructure Fin. Au. Rev. (Wtr. Quality), Ser. 2008-A, 5.00%, due 10/1/22	2,699
5,870	Mohave Co. Ind. Dev. Au. Correctional Fac. Contract Rev. (Mohave Prison LLC Expansion Proj.), Ser. 2008, 7.50%, due 5/1/19	7,353	ß
1,500	Phoenix Ind. Dev. Au. Solid Waste Disp. Rev. (Vieste Spec. LLC), Ser. 2013-A, 4.38%, due 4/1/28	1,509	ß
400	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/24	453
1,450	Pima Co. Swr. Rev., Ser. 2012-A, 5.00%, due 7/1/27	1,710
1,840	Pinal Co. Cert. of Participation, Ser. 2004, 5.25%, due 12/1/18	1,955
1,155	Pinal Co. Cert. of Participation, Ser. 2004, 5.25%, due 12/1/22	1,225
1,750	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	1,752
2,325	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due 7/15/18	2,276
		26,800
California (26.0%)
1,085	California HFA Rev. (Home Mtge.), Ser. 2007-E, 5.00%, due 2/1/42	1,131
2,250	California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2009, 5.00%, due 8/15/39	2,476	ß
1,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,132	ß
1,725	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/24	1,868
1,685	California St. G.O., Ser. 2007, (XLCA Insured), 4.50%, due 8/1/27	1,814
1,845	California St. G.O., Ser. 2005, 5.00%, due 3/1/19	1,981
1,500	California St. Pub. Works Board Lease Rev. (Dept. of Gen. Svcs. Cap East End), Ser. 2002-A, (AMBAC Insured), 5.25%, due 12/1/17	1,506
4,000	California St. Var. Purp. G.O., Ser. 2009, 5.63%, due 4/1/25	4,859
1,500	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,742
1,035	California Statewide CDA Rev. (California Baptist Univ. Proj.), Ser. 2007-A, 5.30%, due 11/1/18	1,116	ß
2,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/33	2,476
1,515	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Ser. 2003-A1, 6.25%, due 6/1/33 Pre-Refunded 6/1/13	1,522
2,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 0.00%, due 8/1/40	2,145	[h]
1,000	Inglewood Pub. Fin. Au. Ref. Rev. (Lease), Ser. 2012, 5.00%, due 8/1/16	1,041
1,950	Inglewood Pub. Fin. Au. Ref. Rev. (Lease), Ser. 2012, 5.00%, due 8/1/17	2,037
1,115	Inglewood Pub. Fin. Au. Ref. Rev. (Lease), Ser. 2012, 5.00%, due 8/1/18	1,166
3,620	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/24	2,363
5,750	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured Guaranty Insured), 0.00%, due 8/1/29	4,218	[d]
2,080	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (National Public Finance Guarantee Corp. Insured), 5.50%, due 9/1/18	2,086
5,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 0.00%, due 8/1/34	5,150	[e]
2,060	Rocklin Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/19	1,840
4,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	4,727
2,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 0.00%, due 8/1/34	1,747	[f]

See Notes to Schedule of Investments

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
$740	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 5.00%, due 9/1/17	$741
2,000	San Francisco City & Co. Arpt. Commission Int'l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/25	2,363
6,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%, due 8/1/32	3,956	[g]
2,000	St. Helena Unified Sch. Dist. G.O. (Election 2012), Ser. 2013-A1, 0.00%, due 8/1/27	1,420	[m]
1,540	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/26	1,647
3,000	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21	3,401
9,070	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	7,668	[i]
5,095	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty Insured), 0.00%, due 8/1/26	2,980
3,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36	1,708	[j]
		78,027
Colorado (2.9%)
380	Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 1991-D, (XLCA Insured), 7.75%, due 11/15/13	395
5,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/24	5,900
2,550	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/23	2,562
		8,857
District of Columbia (2.8%)
1,615	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%, due 12/1/26	1,757	ß
3,035	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/22	3,073	ß
1,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2008-A, 5.50%, due 10/1/18	1,219
2,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2011-C, 5.00%, due 10/1/26	2,350
		8,399
Florida (5.2%)
1,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/26	1,151
2,285	Eclipse Funding Trust Var. Sts. Rev. (Solar Eclipse Miami-Dade Co.), Ser. 2007-0045, (LOC: U.S. Bank), 0.20%, due 4/1/37	2,285	ñµ
1,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.), Ser. 2012-A, 5.50%, due 6/15/22	1,001	ß
1,710	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 5.00%, due 5/1/20	2,015
1,795	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 5.00%, due 5/1/21	2,123
1,000	Hillsborough Co. Ind. Dev. Au. IDR (Hlth. Facs.), Ser. 2008-B, 8.00%, due 8/15/32 Pre-Refunded 8/15/19	1,417	ß
1,135	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/27	1,267	ß
2,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/25	2,374	ØØ
2,000	Martin Co. Ind. Dev. Au. Ref. Rev. (Indiantown Cogeneration Proj.), Ser. 2013, 4.20%, due 12/15/25	2,013	ß
		15,646
Guam (2.6%)
1,220	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.75%, due 11/1/20	1,430
650	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.75%, due 11/1/21	763
2,550	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 6.00%, due 7/1/25	2,661
2,630	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	2,853
		7,707

See Notes to Schedule of Investments

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
Hawaii (2.6%)
$5,200	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/24	$5,582
2,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaii Elec. Co., Inc. -Subsidiary), Ser. 2009, 6.50%, due 7/1/39	2,337	ß
		7,919
Illinois (14.0%)
3,460	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	3,571
180	Chicago G.O. (Unrefunded Bal.), Ser. 2002-A, (AMBAC Insured), 5.38%, due 1/1/17	181
1,970	Cook Co. Township High Sch. Dist. Number 225 Northfield Township, Ser. 2008, 5.00%, due 12/1/25	2,292
5,130	Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History), Ser. 2002, 4.30%, due 11/1/36 Putable 11/1/13	5,207	µß
1,875	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.00%, due 4/1/16	2,034	ß
4,000	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.75%, due 4/1/24	4,547	ß
1,960	Illinois Fin. Au. Rev. (Navistar Int'l Rec. Zone Fac.), Ser. 2010, 6.50%, due 10/15/40	2,151	ß
5,840	Illinois Fin. Au. Rev. (Provena Hlth.), Ser. 2010-A, 6.25%, due 5/1/22	7,108	ß
3,000	Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.) (Unrefunded Bal.), Ser. 1997-A, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/14	3,197	ß
1,670	Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev., Ser. 1998-A, (FGIC Insured), 5.50%, due 6/15/17	1,989
1,905	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured), 0.00%, due 6/15/26	1,169
3,900	Illinois St. G.O., Ser. 2012, 4.00%, due 8/1/25	4,047
2,110	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%, due 6/1/26	2,374	ßØØ
1,850	Will Co. High Sch. Dist. Number 204 G.O. (Joliet Jr. College), Ser. 2011-A, 6.25%, due 1/1/31	2,233
		42,100
Indiana (5.6%)
4,000	Indiana Bond Bank Rev. (Spec. Prog. Clark Mem. Hosp.), Ser. 2009-D, 5.50%, due 8/1/29	4,477	ß
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	541	ß
4,000	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Ref. Rev. (Clarian Hlth. Oblig. Group), Ser. 2006-B, 5.00%, due 2/15/21	4,396	ßØØ
1,300	Indiana St. Fin. Au. Rev. (Lease Appropriation), Ser. 2008-A-1, (LOC: JPMorganChase Bank N.A.), 0.18%, due 2/1/39	1,300	µ
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 5.75%, due 12/1/21	4,025
2,000	Jasper Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth. Care Ctr. Proj.), Ser. 2002, (Radian Insured), 5.50%, due 11/1/17	2,006	ß
		16,745
Iowa (4.1%)
1,000	Coralville Urban Renewal Rev., Tax Increment, Ser. 2007-C, 5.00%, due 6/1/15	1,061
5,110	Iowa Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2008, 5.50%, due 8/1/22	6,226
3,445	Iowa Std. Loan Liquidity Corp. Rev., Ser. 2011-A1, 5.00%, due 12/1/21	3,930
1,005	Kirkwood Comm. College Iowa New Jobs Training Cert. G.O. (Merged Area X), Ser. 2007-1B, 5.00%, due 6/1/17	1,071
		12,288
Kentucky (0.0%)
10	Shelby Co. Lease Rev., Ser. 2004-A, (LOC: U.S. Bank), 0.18%, due 9/1/34	10	µ

See Notes to Schedule of Investments

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
Louisiana (1.4%)
$1,500	Louisiana Local Gov't Env. Fac. & Comm. (Westlake Chemical Corp.), Ser. 2010-A2, 6.50%, due 11/1/35	$1,790	ß
2,300	Louisiana Pub. Facs. Au. Rev. (Air Prods. & Chemicals, Inc. Proj.), Ser. 2008-C, 0.17%, due 12/1/43	2,300	µß
		4,090
Maine (0.8%)
2,400	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2005, 6.25%, due 1/1/25 Putable 2/1/17	2,494	µß
Maryland (0.8%)
2,400	Prince Georges Co. Hsg. Au. Multi-Family Rev. (Bristol Pines Apts. Proj.), Ser. 2005, (Fannie Mae Insured), 4.85%, due 12/15/38 Putable 12/15/23	2,534	µß
Massachusetts (7.2%)
3,555	Massachusetts St. Ed. Fin. Au. Rev., Ser. 2011-J, 5.00%, due 7/1/23	3,915
5,000	Massachusetts St. Ed. Fin. Au. Rev., Ser. 2012-J, 4.70%, due 7/1/26	5,227
5,000	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 4.90%, due 12/1/25	5,319
1,375	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 5.00%, due 12/1/30	1,449
530	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville Reg. Hosp.), Ser. 1998-C, 5.75%, due 7/15/13	531	ß
5,030	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/19	5,048
140	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (Unrefunded Bal. Rev. Pool Prog.), Ser. 2001-7, 5.25%, due 2/1/16	141
		21,630
Michigan (1.7%)
1,515	Lakewood Pub. Schs. G.O. (Putters), Ser. 2008-2624Z, (LOC: JPMorgan Chase Bank N.A.), 0.18%, due 5/1/29	1,515	µ
2,000	Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005, 5.25%, due 11/1/20	2,017
430	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.00%, due 11/1/15	438
1,000	Univ. of Michigan Rev., Ser. 2012-B, (LOC: Northern Trust Co.), 0.16%, due 4/1/42	1,000	µ
		4,970
Minnesota (3.3%)
2,000	Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser. 2007, 5.00%, due 5/1/17	2,219	ß
2,250	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children's Hlth. Care Facs.), Ser. 2010-A1, (AGM Insured), 4.50%, due 8/15/24	2,564	ß
2,540	St. Paul Port Au. Lease Rev. (Office Bldg.), Ser. 2002, 5.00%, due 12/1/17	2,549
2,500	Wayzata Sr. Hsg. Enhanced Deposit Rev. (Folkestone Sr. Living Comm.), Ser. 2012-B, 4.88%, due 5/1/19	2,515	ß
		9,847
Mississippi (4.3%)
4,000	Mississippi Bus. Fin. Corp. Gulf Opportunity Zone Rev., Ser. 2009-A, 4.70%, due 5/1/24	4,494	ß
500	Mississippi Dev. Bank Spec. Oblig. (Wilkinson Co. Correctional), Ser. 2008-D, 5.00%, due 8/1/15	552	ß
6,495	Mississippi St. Dev. Bank Spec. Oblig. Ref. Rev. (Madison Co. Hwy. Proj.), Ser. 2013-C,	8,007	Ø
	5.00%, due 1/1/27
		13,053

See Notes to Schedule of Investments

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
Missouri (3.4%)
$3,495	Bi State Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co. Proj.), Ser. 2002-B, (AGM Insured), 5.25%, due 10/1/16	$3,566
750	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR (Unrefunded Bal. Drinking Wtr.), Ser. 2002-B, 5.50%, due 7/1/16	753
2,275	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Children's Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	2,506	ß
145	Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001-II, (FHA Insured), 5.25%, due 12/1/16	145	[k]
110	Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001-III, (FHA Insured), 5.05%, due 12/1/15	110
2,965	Missouri St. Univ. Auxiliary Enterprise Sys. Rev., Ser. 2007-A, (XLCA Insured), 5.00%, due 4/1/26	3,282
		10,362
Nevada (1.9%)
1,635	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 6.50%, due 6/15/17	1,797
3,545	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	4,055
		5,852
New Hampshire (1.9%)
2,600	New Hampshire Hlth. & Ed. Facs. Au. Rev. (Dartmouth-Hitchcock Clinic), Ser. 2009, 5.00%, due 8/1/19	2,733	ß
3,000	New Hampshire Hlth. & Ed. Facs. Au. Rev. (Univ. Sys. of New Hampshire), Ser. 2011-B, 0.18%, due 7/1/33	3,000	µß
		5,733
New Jersey (5.6%)
2,500	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	2,593	ß
6,900	New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology), Ser. 2002-C, 5.25%, due 7/1/17 Pre-Refunded 7/1/13	6,955	ß
7,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/26	7,413
		16,961
New York (9.5%)
1,320	Build NYC Res. Corp. Rev. (Int'l Leadership Charter Sch. Proj.), Ser. 2013, 5.00%, due 7/1/23	1,330	ß
500	JPMorganChase Putters/Drivers Trust Var. Sts. G.O. (Putters), Ser. 2012-4075, (LOC: JPMorganChase Bank N.A.), 0.18%, due 8/1/13	500	ñµ
320	Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%, due 9/1/14	324
300	Nassau Co. IDA Civic Fac. Rev. Ref. & Impt. (Cold Spring Harbor Laboratory), Ser. 1999, (LOC: TD Bank N.A.), 0.17%, due 1/1/34	300	µß
2,580	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/14	2,590	ß
3,500	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., (Second Generation Rev. Bonds), Ser. 2010-DD1, (LOC: TD Bank N.A.), 0.17%, due 6/15/43	3,500	µ
900	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 2002-A4, (LOC: TD Bank N.A.), 0.17%, due 11/1/29	900	µ
140	New York G.O. (Unrefunded Bal.), Ser. 2002-C, 5.50%, due 8/1/15	141
1,100	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	#‡
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009, 5.25%, due 7/1/33	4,406	ß
2,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.85%, due 11/1/41	2,206
2,000	New York St. Urban Dev. Corp. Rev., Ser. 2008-D, 5.25%, due 1/1/20	2,412
710	Newburgh G.O., Ser. 2012-A, 5.00%, due 6/15/20	793
495	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/20	553
520	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/21	578
550	Newburgh G.O. (Deficit Liquidation), Ser. 2012-B, 5.00%, due 6/15/22	608
1,435	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/23	1,661	ß
3,000	Tobacco Settlement Fin. Corp., Ser. 2003-B-1C, 5.50%, due 6/1/21	3,012
2,515	Triborough Bridge & Tunnel Au. Rev., Ser. 2013-A, 4.00%, due 11/15/27	2,747
		28,561

See Notes to Schedule of Investments

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
North Carolina (3.0%)
$1,835	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/24	$1,854	ß
5,250	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev., Ser. 2009-A, 5.00%, due 1/1/26	6,019
1,000	Oak Island Enterprise Sys. Rev., Ser. 2009, (Assured Guaranty Insured), 5.63%, due 6/1/24	1,199
		9,072
Ohio (0.8%)
2,060	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/27	2,359	ØØ
Oregon (0.2%)
500	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured), 3.50%, due 7/1/27	505
Pennsylvania (5.6%)
565	Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003, 5.25%, due 7/1/18 Pre-Refunded 7/1/13	570
435	Delaware River Joint Toll Bridge Comm. Sys. Rev. (Unrefunded Bal.), Ser. 2003, 5.25%, due 7/1/18 Pre-Refunded 7/1/13	438
500	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.), Ser. 2012, 3.50%, due 5/1/25	509	ß
350	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.), Ser. 2012, 3.60%, due 5/1/26	357	ß
2,000	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2008-A, 6.10%, due 7/1/22	2,161	ß
3,430	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	3,591
2,625	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%, due 11/1/24	3,080	ß
1,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2,	1,007	[b]
	0.00%, due 12/1/34
275	Philadelphia Au. For Ind. Dev. Rev. (Discovery Charter Sch. Proj.), Ser. 2012, 4.00%, due 4/1/17	282	ß
895	Philadelphia Au. For Ind. Dev. Rev. (Discovery Charter Sch. Proj.), Ser. 2012, 5.00%, due 4/1/22	959	ß
415	Philadelphia Au. For Ind. Dev. Rev. (Discovery Charter Sch. Proj.), Ser. 2012, 5.50%, due 4/1/27	451	ß
1,100	Philadelphia Hosp. & Higher Ed. Facs. Au. Rev. (Children's Hosp.), Ser. 2005-A, (LOC : Wells Fargo Bank N.A.), 0.17%, due 2/15/21	1,100	µ
2,000	Susquehanna Area Reg. Arpt. Au. Sys. Rev., Ser. 2012-A, 5.00%, due 1/1/27	2,176
		16,681
Puerto Rico (6.5%)
6,000	Puerto Rico Commonwealth Aqueduct & Swr. Au. Sr. Lien Rev., Ser. 2012-A, 4.25%, due 7/1/25	5,501
7,000	Puerto Rico Commonwealth G.O. Ref. (Pub. Imp.), Ser. 2012-A, 5.50%, due 7/1/26	7,146
5,000	Puerto Rico Commonwealth Gov't Dev. Bank Rev. Ref., Ser. 1985,	5,066
	(National Public Finance Guarantee Corp. Insured), 4.75%, due 12/1/15
750	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	750
1,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2011-C, 5.00%, due 8/1/21	1,188
		19,651
Rhode Island (2.9%)
4,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Rev. (Homeownership Opportunity), Ser. 2012-63-A, 3.50%, due 10/1/27	4,094
2,650	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2013-A, 3.75%, due 12/1/26	2,639
2,135	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2013-A, 3.75%, due 12/1/27	2,097
		8,830
Tennessee (1.9%)
2,705	Memphis-Shelby Co. Arpt. Au. Arpt. Rev., Ser. 2010-B, 5.50%, due 7/1/19	3,293
2,000	Tennessee St. Energy Acquisition Corp. Gas Rev., Ser. 2006-A, 5.25%, due 9/1/23	2,370
		5,663

See Notes to Schedule of Investments

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
Texas (10.1%)
$4,145	Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at Dallas-Waterview Park Proj.), Ser. 2002, (ACA Insured), 5.00%, due 1/1/23	$4,157	ß
1,050	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/22	1,063	ß
1,935	Dallas-Fort Worth Int'l Arpt. Imp. Rev., Ser. 2004-B, (AGM Insured), 5.50%, due 11/1/18	2,065
2,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/42	2,012	ß
500	Gulf Coast Ind. Dev. Au. Rev. (CITGO Petroleum Proj.), Ser. 1995, 4.88%, due 5/1/25	516	ß
2,300	Harris Co. Perm. Imp. Ref. G.O., Ser. 2008-B, 5.00%, due 10/1/19 Pre-Refunded 10/1/18	2,809
2,900	Harris Co. Toll Road Sr. Lien Rev., Ser. 2008-B, 5.00%, due 8/15/33	3,286
610	HFDC Ctr. Texas, Inc. Retirement Fac. Rev., Ser. 2006-A, 5.25%, due 11/1/15	635	ß
650	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation), Ser. 2012-A, 4.00%, due 2/15/22	677	ß
1,000	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation), Ser. 2012-A, 5.00%, due 2/15/32	1,088	ß
1,000	Houston Pub. Imp. Ref. G.O., Ser. 2008-A, 5.00%, due 3/1/20	1,178
3,000	North Texas Tollway Au. Dallas North Tollway Sys. Rev., Ser. 2005-C, 6.00%, due 1/1/23	3,588
50	Northwest Texas Independent Sch. Dist. Sch. Bldg. (Unrefunded Bal.), Ser. 2002, (PSF Insured), 5.50%, due 8/15/17	50
3,000	Port of Port Arthur Navigation Dist. Rev. (Motiva Enterprises), Ser. 2009-A, 0.17%, due 12/1/39	3,000	µß
1,200	Port of Port Arthur Navigation Dist. Rev. (Motiva Enterprises), Subser. 2010-D, 0.17%, due 11/1/40	1,200	µß
500	San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev., (St. Edwards Univ. Proj.), Ser. 2007, 5.00%, due 6/1/19	553	ß
1,085	Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13	1,093	ß
1,175	West Harris Co. Reg. Wtr. Au. Sys. Wtr. Rev., Ser. 2009, 5.00%, due 12/15/35	1,336
		30,306
Utah (2.2%)
3,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/28	3,557	ß
1,200	Uintah Co. Muni. Bldg. Au. Lease Rev., Ser. 2008, 5.25%, due 6/1/20	1,379
445	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.00%, due 7/1/20	474
400	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.25%, due 7/1/21	433
575	Utah Hsg. Corp. Single Family Mtge. Rev., Ser. 2011-A2, Class I, 5.45%, due 7/1/22	622
		6,465
Vermont (0.6%)
1,600	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2012-A, 5.00%, due 6/15/21	1,759
Virginia (0.7%)
1,000	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%, due 12/1/22	1,009	ß
1,000	Virginia Beach Dev. Au. Residential Care Fac. Mtge. Ref. Rev. (Westminster-Canterbury of Hampton Roads, Inc.), Ser. 2005, 5.00%, due 11/1/22	1,036	ß
		2,045
Washington (2.4%)
1,000	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2003, 6.00%, due 12/1/23	1,020
1,600	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2007, 5.63%, due 12/1/25	1,769
1,625	Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2003, 6.00%, due 12/1/18	1,663
2,525	Washington St. Higher Ed. Fac. Au. Ref. Rev. (Whitworth Univ. Proj.), Ser. 2009, 5.38%, due 10/1/29	2,798	ß
		7,250
West Virginia (0.4%)
1,000	West Virginia Sch. Bldg. Au. Excess Lottery Rev., Ser. 2008, 5.00%, due 7/1/19	1,184

See Notes to Schedule of Investments

Schedule of Investments Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
Wisconsin (4.2%)
$1,100	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College), Ser. 2010-A, 6.13%, due 6/1/35	$1,249	ß
1,225	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College), Ser. 2010-A, 6.13%, due 6/1/39	1,386	ß
1,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Franciscan Sisters Hlth. Care), Ser. 2007, 5.00%, due 9/1/14	1,051	ß
5,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.), Ser. 2008-B3, 5.00%, due 10/1/30	5,646	ß
3,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc.), Ser. 2009, 5.63%, due 12/1/29	3,311	ß
		12,643
Other (0.8%)
3,000	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	2,441	#
	Total Municipal Notes (Cost $444,500)	481,053
Miscellaneous (0.7%)
Real Estate (0.7%)
2,000	Munimae TE Bond Subsidiary LLC, Unsecured Notes, 5.00%, due 4/30/28 (Cost $2,000)	2,001	#
	Total Investments (160.7%) (Cost $446,500)	483,054	##
	Liabilities, less cash, receivables and other assets [(1.0%)]	(3,036)
	Liquidation Value of Auction Market Preferred Shares [(59.7%)]	(179,400)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$300,618

See Notes to Schedule of Investments

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited)

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
Municipal Notes (160.0%)
Arizona (0.7%)
$500	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	$501
California (5.0%)
3,115	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured), 0.00%, due 8/1/24	2,146
1,470	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25	1,635
		3,781
Guam (3.8%)
1,135	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.50%, due 11/1/19	1,313
500	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	525
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,085
		2,923
Illinois (0.8%)
585	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	604
Massachusetts (1.4%)
1,000	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 5.00%, due 12/1/30	1,054
Nevada (1.5%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	1,144
New York (134.5%)
1,000	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	1,144
1,000	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/23	1,135
1,390	Brookhaven NY G.O. (Pub. Imp.), Ser. 2013-A, 3.00%, due 9/15/27	1,415
600	Build NYC Res. Corp. Rev. (Int'l Leadership Charter Sch. Proj.), Ser. 2013, 5.00%, due 7/1/23	605	ß
500	Cattaraugus Co. IDA Civic Fac. Rev. (St. Bonaventure Univ. Proj.), Ser. 2006-A, 5.00%, due 5/1/23	529	ß
500	Clarkstown Central Sch. Dist. G.O., Ser. 2012, 4.00%, due 10/15/19	576
1,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/21	1,187	ß
1,050	Erie Co. IDA Sch. Fac. Rev. (Buffalo City Sch. Dist.), Ser. 2009-A, 5.25%, due 5/1/25	1,240
1,270	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/21	1,517	ß
1,500	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2009, 5.75%, due 7/1/23	1,786	ß
580	Islip, G.O., Ser. 2012, 3.00%, due 8/1/25	603
1,050	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2006-E, (BHAC Insured), 5.00%, due 12/1/21	1,174
365	Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%, due 9/1/14	370
2,000	Metropolitan Trans. Au. Rev., Ser. 2012-F, 5.00%, due 11/15/21	2,467
1,000	Monroe Co. IDA Civic Fac. Rev. (Highland Hosp. of Rochester), Ser. 2005, 5.00%, due 8/1/15	1,087	ß
1,120	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2012-A, 5.00%, due 6/1/23	1,304	ß
210	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2012-A, 5.00%, due 6/1/25	240	ß
1,000	Monroe Co. Newpower Corp. Pwr. Fac. Rev., Ser. 2003, 5.10%, due 1/1/16	1,022
950	New York City G.O., Ser. 2009-B, 5.00%, due 8/1/22	1,153
1,000	New York City G.O., Ser. 2009-E, 5.00%, due 8/1/21	1,215
1,925	New York City G.O., Subser. 2012-G1, 5.00%, due 4/1/27	2,295
1,000	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/15	1,004	ß
1,030	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/17	1,034	ß
1,560	New York City IDA Civic Fac. Rev. (Packer Collegiate Institute Proj.), Ser. 2002, (AMBAC Insured), 5.00%, due 6/1/22	1,564	ß

See Notes to Schedule of Investments

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
$2,000	New York City IDA Spec. Fac. Rev. (Term. One Group Assoc. Proj.), Ser. 2005, 5.50%, due 1/1/19 Putable 1/1/16	$2,195	µß
960	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 1992-A, (AMBAC Insured), 5.88%, due 6/15/13	966
2,000	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 2011-C, 5.00%, due 11/1/27	2,401
2,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/35	2,381	ß
660	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	0	#‡
2,375	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/21	2,725
2,000	New York St. Dorm. Au. Court Fac. Lease Rev. (New York City Issue), Ser. 2003-A, 5.50%, due 5/15/17 Pre-Refunded 5/15/13	2,004
3,000	New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17	3,011	ß
250	New York St. Dorm. Au. Rev. (Brookdale Hosp. Med. Ctr.), Ser. 1998-J, 5.20%, due 2/15/16	251	ß
1,115	New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995-A, 5.63%, due 7/1/16	1,234
1,980	New York St. Dorm. Au. Rev. (New York Med. College Proj.), Ser. 1998, (National Public Finance Guarantee Corp. Insured), 5.00%, due 7/1/21	1,983	ß
500	New York St. Dorm. Au. Rev. (North Shore-Long Island Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18	502	ß
2,855	New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.), Ser. 2002, (SONYMA Insured), 5.25%, due 11/1/15	2,920	ß
10	New York St. Dorm. Au. Rev. (Sch. Dist. Fin. Proj.), Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 5.75%, due 10/1/17	10
1,910	New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence Proj.), Ser. 2002, (LOC: Allied Irish Banks), 4.60%, due 7/1/16	1,911	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009, 5.00%, due 7/1/24	552	ß
650	New York St. Dorm. Au. Rev. Non St. Supported Debt (Miriam Osborn Mem. Home Assoc.), Ser. 2012, 5.00%, due 7/1/27	712	ß
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008, (FHA Insured), 5.00%, due 8/1/21	1,039	ß
1,595	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009, 5.25%, due 7/1/24	1,795	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 4.38%, due 5/1/26	2,150	ß
1,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2006-A, 5.00%, due 7/1/20	1,107	ß
920	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2007-B, 5.25%, due 7/1/24	1,003	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. John's Univ.), Ser. 2007-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/19	2,448	ß
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/26	2,442
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-D, 3.00%, due 2/15/21	2,209
2,000	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking), Ser. 2012-A, 4.00%, due 6/15/26	2,259
1,615	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.50%, due 11/1/29	1,779
960	New York St. HFA Rev. (Affordable Hsg.), Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/27	965
1,230	New York St. Muni. Bond Bank Agcy., Subser. 2009-B1, 5.00%, due 12/15/23	1,433
1,295	New York St. Muni. Bond Bank Agcy., Subser. 2009-B1, 5.00%, due 12/15/24	1,499
1,475	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2007-B, 5.00%, due 4/1/20	1,739
1,090	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2009-B, 5.00%, due 4/1/19	1,326
1,250	New York St. Urban Dev. Corp. Ref. Rev., Ser. 2008-D, 5.25%, due 1/1/20	1,507
965	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2008-A1, 5.00%, due 12/15/23	1,134
1,375	New York Tobacco Settlement Fin. Corp., Ser. 2003-B1C, 5.50%, due 6/1/22	1,381
785	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/22	868
640	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/25	727	ß
300	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/26	339	ß
1,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-B, 5.00%, due 12/1/19	1,216	ß
3,000	Port Au. New York & New Jersey Cons. Bonds, Ser. 2012-175, 3.00%, due 12/1/27	3,042
1,000	Saratoga Co. IDA Civic Fac. Rev. (Saratoga Hosp. Proj.), Ser. 2007-B, 5.00%, due 12/1/22	1,106	ß
1,570	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/24	1,673
1,765	Triborough Bridge & Tunnel Au. Rev., Ser. 2012-A, 2.63%, due 11/15/24	1,776

See Notes to Schedule of Investments

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) cont'd

PRINCIPAL AMOUNT (000's omitted)	SECURITY	VALUE† (000's omitted)[z]
$1,235	Triborough Bridge & Tunnel Au. Rev., Subser. 2008-D, 5.00%, due 11/15/23 Pre-Refunded 11/15/18	$1,513
765	Triborough Bridge & Tunnel Au. Rev., Subser. 2008-D, 5.00%, due 11/15/23	911
1,750	Triborough Bridge & Tunnel Au. Rev., Subser. 2013-A, 4.00%, due 11/15/27	1,912
305	Ulster Co. Res. Rec. Agcy., Ser. 2002, (AMBAC Insured), 5.25%, due 3/1/16	306
1,405	United Nations Dev. Corp. Rev., Ser. 2009-A, 5.00%, due 7/1/22	1,619
1,000	Westchester Co. IDA Continuing Care Retirement Comm. Rev. (Kendal on Hudson Proj.), Ser. 2003-B, 2.00%, due 1/1/34 Putable 1/1/14	1,000	µß
1,350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	1,490	ß
		102,137
Pennsylvania (2.6%)
2,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2, 0.00%, due 12/1/34	2,015	[b]
Puerto Rico (9.7%)
2,000	Puerto Rico Commonwealth Aqueduct & Swr. Au. Sr. Lien Rev., Ser. 2012-A, 4.25%, due 7/1/25	1,834
1,500	Puerto Rico Commonwealth Gov't Dev. Bank, Ser. 1985, (National Public Finance Guarantee Corp. Insured), 4.75%, due 12/1/15	1,520
1,050	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (XLCA Insured), 5.50%, due 7/1/17	1,125
750	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	750
1,060	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/16	1,062	ß
1,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Subser. 2009-A, 5.00%, due 8/1/24	1,083
		7,374
	Total Municipal Notes (Cost $116,107)	121,533
Miscellaneous (2.5%)
Real Estate (2.5%)
1	CMS Liquidating Trust (Cost $3,106)	1,920	#*
	Total Investments (162.5%) (Cost $119,213)	123,453	##
	Cash, receivables and other assets, less liabilities (1.0%)	759
	Liquidation Value of Auction Market Preferred Shares [(63.5%)]	(48,250)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$75,962

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†  In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate") and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (each individually a "Fund" and collectively, the "Funds") are carried at the value that Neuberger Berman Management LLC ("Management") believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds' investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 inputs used by an independent pricing service to value municipal securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors (each Fund's Board of Directors, a "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) cont'd

The following is a summary, categorized by Level, of inputs used to value the Funds' investments as of April 30, 2013:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
California
Investments:
Municipal Notes^	$—	$145,181	$—	$145,181
Total Investments	—	145,181	—	145,181
Intermediate
Investments:
Municipal Notes^	—	481,053	—	481,053
Miscellaneous^	—	2,001	—	2,001
Total Investments	—	483,054	—	483,054
New York
Investments:
Municipal Notes^	—	121,533	—	121,533
Miscellaneous^	—	1,920	—	1,920
Total Investments	—	123,453	—	123,453

^  The Schedule of Investments provides information on the state categorization for the portfolio.

The Funds had no transfers between Levels 1 and 2 during the six months ended April 30, 2013.

##  At April 30, 2013, selected fund information on a U.S. federal income tax basis was as follows:

(000's omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California	$137,555	$8,096	$470	$7,626
Intermediate	446,506	39,373	2,825	36,548
New York	119,361	6,419	2,327	4,092

ß  Security is guaranteed by the corporate or non-profit obligor.

ñ  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At April 30, 2013, these securities amounted to approximately $210,000 or 0.2% of net assets applicable to common shareholders for California and approximately $2,785,000 or 0.9% of net assets applicable to common shareholders for Intermediate.

Ø  All or a portion of this security was purchased on a when-issued basis. At April 30, 2013, these securities amounted to $8,007,000 or 2.7% of net assets applicable to common shareholders for Intermediate.

ØØ  All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments.

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) cont'd

µ  Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of April 30, 2013, and at their final maturity dates.

b  Currently a zero coupon security; will convert to 6.00% on December 1, 2015.

c  Currently a zero coupon security; will convert to 6.50% on December 1, 2015.

d  Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

e  Currently a zero coupon security; will convert to 6.38% on August 1, 2016.

f  Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

g  Currently a zero coupon security; will convert to 6.13% on August 1, 2023.

h  Currently a zero coupon security; will convert to 6.75% on August 1, 2015.

i  Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

j  Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

k  Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

m  Currently a zero coupon security; will convert to 4.00% on August 1, 2023.

z  A zero balance may reflect actual amounts rounding to less than $1,000.

*  Security did not produce income during the last twelve months.

‡  Security had an event of default.

#  Restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be illiquid.

At April 30, 2013, these securities amounted to approximately $4,442,000 or 1.5% of net assets applicable to common shareholders for Intermediate and approximately $1,920,000 or 2.5% of net assets applicable to common shareholders for New York.

(000's omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of April 30, 2013	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of April 30, 2013
Intermediate	Munimae TE Bond Subsidiary LLC, Unsecured Notes, 5.00%, due 4/30/28	1/31/2013	$2,000	0.7%	$2,001	0.7%

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) cont'd

(000's omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of April 30, 2013	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of April 30, 2013
Intermediate	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	$1,100	0.4%	$0	0.0%
	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	10/2/2006	3,000	1.0	2,441	0.8
New York	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	660	0.9	0	0.0
	CMS Liquidating Trust	11/21/2012	3,105	4.0	1,920	2.5

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman
(000's omitted except per share amounts)

	CALIFORNIA INTERMEDIATE MUNICIPAL FUND	INTERMEDIATE MUNICIPAL FUND	NEW YORK INTERMEDIATE MUNICIPAL FUND
	April 30, 2013	April 30, 2013	April 30, 2013
Assets
Investments in securities, at value* (Note A)— see Schedule of Investments:
Unaffiliated issuers	$145,181	$483,054	$123,453
Cash	29	184	—
Interest receivable	1,705	6,308	1,775
Prepaid expenses and other assets	12	26	12
Total Assets	146,927	489,572	125,240
Liabilities
Due to custodian	—	—	582
Distributions payable—preferred shares	5	15	4
Distributions payable—common shares	376	1,313	330
Payable for securities purchased	—	7,916	—
Payable to investment manager (Note B)	30	98	25
Payable to administrator (Note B)	36	118	31
Accrued expenses and other payables	56	94	56
Total Liabilities	503	9,554	1,028
Auction Market Preferred Shares Series A & B at liquidation value
3,000, 8,000 and 3,000 shares authorized, 2,360, 7,176 and 1,930 shares issued and outstanding for California, Intermediate and New York, respectively;
$.0001 par value, $25,000 liquidation value per share (Note A)	59,000	179,400	48,250
Net Assets applicable to Common Shareholders	$87,424	$300,618	$75,962
Net Assets applicable to Common Shareholders consist of:
Paid-in capital—common shares	$79,005	$267,757	$72,082
Undistributed net investment income (loss)	2,302	10,176	1,244
Accumulated net realized gains (losses) on investments	(1,513)	(13,869)	(1,604)
Net unrealized appreciation (depreciation) in value of investments	7,630	36,554	4,240
Net Assets applicable to Common Shareholders	$87,424	$300,618	$75,962
Common Shares Outstanding ($.0001 par value; 999,997,000, 999,992,000 and 999,997,000 shares authorized for California, Intermediate and New York, respectively)	5,530	18,759	5,074
Net Asset Value Per Common Share Outstanding	$15.81	$16.03	$14.97
*Cost of Investments	$137,551	$446,500	$119,213

See Notes to Financial Statements

Statements of Operations (Unaudited)

Neuberger Berman
(000's omitted)

	CALIFORNIA INTERMEDIATE MUNICIPAL FUND	INTERMEDIATE MUNICIPAL FUND	NEW YORK INTERMEDIATE MUNICIPAL FUND
	For the Six Months Ended April 30, 2013	For the Six Months Ended April 30, 2013	For the Six Months Ended April 30, 2013
Investment Income:
Income (Note A):
Interest income	$2,797	$9,862	$2,331
Expenses:
Investment management fees (Note B)	182	595	154
Administration fees (Note B)	218	714	185
Auction agent fees (Note A)	43	135	35
Audit fees	28	28	28
Basic maintenance expense (Note A)	12	12	12
Custodian fees	39	80	34
Insurance expense	2	8	2
Legal fees	20	79	18
Shareholder reports	15	20	15
Stock exchange listing fees	1	5	1
Stock transfer agent fees	9	9	9
Directors' fees and expenses	21	21	21
Miscellaneous	12	14	13
Total expenses	602	1,720	527
Expenses reduced by custodian fee expense offset arrangement (Note A)	—	—	—
Total net expenses	602	1,720	527
Net investment income (loss)	$2,195	$8,142	$1,804
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(219)	(415)	141
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	97	1,501	(226)
Net gain (loss) on investments	(122)	1,086	(85)
Distributions to Preferred Shareholders	(62)	(201)	(52)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	$2,011	$9,027	$1,667

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman
(000's omitted)

	CALIFORNIA INTERMEDIATE MUNICIPAL FUND		INTERMEDIATE MUNICIPAL FUND		NEW YORK INTERMEDIATE MUNICIPAL FUND
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Increase (Decrease) in Net Assets Applicable to Common Shareholders:
From Operations (Note A):
Net investment income (loss)	$2,195	$4,885	$8,142	$18,344	$1,804	$3,992
Net realized gain (loss) on investments	(219)	(510)	(415)	(3,170)	141	(392)
Change in net unrealized appreciation (depreciation) of investments	97	4,472	1,501	21,661	(226)	3,200
Distributions to Preferred Shareholders From (Note A):
Net investment income	(62)	(145)	(201)	(445)	(52)	(121)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	2,011	8,702	9,027	36,390	1,667	6,679
Distributions to Common Shareholders From (Note A):
Net investment income	(2,255)	(4,500)	(7,877)	(15,727)	(1,978)	(3,946)
From Capital Share Transactions (Note D):
Proceeds from reinvestment of dividends and distributions	128	211	249	1,040	101	308
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	(116)	4,413	1,399	21,703	(210)	3,041
Net Assets Applicable to Common Shareholders:
Beginning of period	87,540	83,127	299,219	277,516	76,172	73,131
End of period	$87,424	$87,540	$300,618	$299,219	$75,962	$76,172
Undistributed net investment income (loss) at end of period	$2,302	$2,424	$10,176	$10,112	$1,244	$1,470

See Notes to Financial Statements

Notes to Financial Statements Intermediate Municipal Closed-End Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: The Funds were organized as Maryland corporations on July 29, 2002. California and New York registered as non-diversified, closed-end management investment companies and Intermediate registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund's Board may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

3  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4  Income tax information: It is the policy of each Fund to continue to qualify for treatment as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Funds have adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years 2009 - 2011. As of April 30, 2013, the Funds did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences, if any, are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, capital loss carryforwards expiring and differing characterization of distributions made by each Fund.

As determined on October 31, 2012, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences may be attributed to one or more of the following: expiration of capital loss carryforwards and defaulted bond income adjustments. These reclassifications had no effect on net income, net asset value ("NAV") or NAV per share of each Fund. For the year ended October 31, 2012, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments
California	$—	$—	$—
Intermediate	(139,567)	4,243	135,324
New York	(156,636)	—	156,636

For tax purposes, distributions of short-term gains are taxable to shareholders as ordinary income.

The tax character of distributions paid during the years ended October 31, 2012 and October 31, 2011 were as follows:

	Distributions Paid From:
	Tax-Exempt Income		Ordinary Income		Total
	2012	2011	2012	2011	2012	2011
California	$4,563,960	$4,620,617	$80,858	$72,367	$4,644,818	$4,692,984
Intermediate	15,870,565	15,974,776	300,959	305,243	16,171,524	16,280,019
New York	4,055,020	4,084,675	12,223	13,214	4,067,243	4,097,889

As of October 31, 2012, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
California	$2,803,673	$—	$—	$7,528,059	$(1,289,012)	$(379,139)	$8,663,581
Intermediate	11,430,955	—	—	35,047,246	(13,448,051)	(1,312,123)	31,711,027
New York	1,950,556	—	—	4,318,354	(1,741,656)	(336,490)	4,190,764

The differences between book basis and tax basis distributable earnings are primarily due to: timing differences of distribution payments, timing differences of wash sales, capital loss carryforwards and for Intermediate and New York, defaulted bond income adjustments.

To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") became effective for the Funds on November 1, 2011. The Act modernizes several of the federal income and excise tax provisions related to RICs. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term ("Post-Enactment"). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character ("Pre-Enactment"). As determined at October 31, 2012, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

	Pre-Enactment
	Expiring in:
	2013	2014	2015	2016	2017	2018
California	$—	$—	$—	$—	$783,685	$—
Intermediate	58,816	—	126,780	232,566	9,552,881	302,263
New York	18,838	—	—	269,555	1,053,807	7,374

	Post-Enactment (No Expiration Date)
	Long-Term	Short-Term
California	$500,546	$4,781
Intermediate	3,174,745	—
New York	392,082	—

Post-Enactment capital loss carryforwards must be fully used before Pre-Enactment capital loss carryforwards; therefore, under certain circumstances, Pre-Enactment capital loss carryforwards available as of the report date may expire unused.

During the year ended October 31, 2012, Intermediate and New York had capital loss carryforwards expire of $139,567 and $156,636, respectively.

5  Distributions to common shareholders: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay monthly distributions to common shareholders. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common shareholders are recorded on the ex-date. Distributions to preferred shareholders are accrued and determined as described in Note A-7.

On May 15, 2013, each Fund declared a monthly distribution to common shareholders payable June 17, 2013, to shareholders of record on May 31, 2013, with an ex-date of May 29, 2013 as follows:

Distribution per share
California	$0.068
Intermediate	0.070
New York	0.065

On June 17, 2013, each Fund declared a monthly distribution to common shareholders payable July 15, 2013, to shareholders of record on June 28, 2013, with an ex-date of June 26, 2013 as follows:

Distribution per share
California	$0.068
Intermediate	0.070
New York	0.065

6  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among the Funds and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

7  Financial leverage: On October 21, 2002, the Funds re-classified unissued shares of capital stock into several series of Auction Market Preferred Shares ("AMPS"), as follows:

	Series A Shares	Series B Shares
California	1,500	1,500
Intermediate	4,000	4,000
New York	1,500	1,500

On December 13, 2002, the Funds issued several series of AMPS, as follows:

	Series A Shares	Series B Shares
California	1,180	1,180
Intermediate	3,588	3,588
New York	965	965

All shares of each series of AMPS have a liquidation preference of $25,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by a Fund, but excluding interest thereon ("Liquidation Value"). Distributions to AMPS shareholders, which are cumulative, are accrued daily. It is the policy of each Fund to pay distributions every 7 days for each Fund's AMPS Series A and every 28 days for each Fund's AMPS Series B, unless in a special rate period.

In the absence of a special rate period, distribution rates are reset every 7 days for each Fund's AMPS Series A, based on the results of an auction. For the six months ended April 30, 2013, distribution rates ranged from:

	Distribution Rate
California	0.13	% – 0.38%
Intermediate	0.13	% – 0.38%
New York	0.13	% – 0.38%

In the absence of a special rate period, distribution rates are reset every 28 days for each Fund's AMPS Series B, based on the results of an auction. For the six months ended April 30, 2013, distribution rates ranged from:

	Distribution Rate
California	0.13	% – 0.32%
Intermediate	0.15	% – 0.32%
New York	0.15	% – 0.27%

The Funds declared distributions to AMPS shareholders for the period May 1, 2013 to May 31, 2013 for each series of the AMPS as follows:

	Series A Shares	Series B Shares
California	$7,830	$6,940
Intermediate	21,953	21,500
New York	6,317	5,760

Since February 2008, the market for auction rate preferred securities has experienced an unprecedented number of failed auctions. In the Funds' regularly scheduled auctions, more AMPS were submitted for sale than there were offers to buy. This meant that these auctions "failed to clear," and that preferred shareholders who wanted to sell their AMPS in these auctions were unable to do so. When a failed auction of AMPS occurs, the distribution rate for AMPS resets to a maximum rate, which is 110% of the base rate (the base rate is the greater of an "AA" rated composite commercial paper rate or the taxable equivalent of a short-term municipal bond rate) as a result of the failed auctions. Although the failed auctions have resulted in a current lack of liquidity for preferred shareholders, they are not an event of default for the Funds nor have they affected the credit quality of the AMPS. The Funds have paid, and continue to pay, distributions on their AMPS that are set at the maximum rate as a result of the failed auctions. If auctions continue to fail and the maximum rate increases due to changes in short term interest rates, the Funds' returns for common shareholders could be adversely affected. The Funds continue to monitor the developments in the AMPS market.

The Funds may redeem shares of each series of AMPS, in whole or in part, on the second business day preceding any distribution payment date at Liquidation Value.

The Funds are also subject to certain restrictions relating to the AMPS. Failure to comply with these restrictions could preclude the Funds from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of AMPS at Liquidation Value.

The holders of AMPS are entitled to one vote per share and will vote with holders of common shares as a single class, except that the AMPS will vote separately as a class on certain matters, as required by law or a Fund's charter. The holders of a Fund's AMPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on AMPS for two consecutive years.

8  Concentration of risk: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. California and New York normally invest a substantial portion of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. The value of each of these Funds' securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

9  Indemnifications: Like many other companies, the Funds' organizational documents provide that their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund's maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.

10  Arrangements with certain non-affiliated service providers: Prior to January 1, 2013, each Fund had an expense offset arrangement in connection with its custodian contract. For the six months ended April 30, 2013, the impact of this arrangement was a reduction of expenses of $113, $40 and $79 for California, Intermediate and New York, respectively.

In connection with the settlement of each AMPS auction, each Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the AMPS held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1% for each successful auction, and up to 3/20 of 1% if the auction fails; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by each Fund and the broker-dealer.

In order to satisfy rating agency requirements, each Fund is required to provide the rating agency that rates its AMPS a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by the rating agency as one of the conditions to maintain its rating on the AMPS. "Discounted value" refers to the fact that the rating agency requires each Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. Each Fund pays a fee to State Street Bank and Trust Company ("State Street") for the preparation of this report which is reflected in the Statements of Operations under the caption "Basic maintenance expense (Note A)."

Note B—Management Fees, Administration Fees, and Other Transactions with Affiliates:

Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any AMPS outstanding is not considered a liability.

Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Neuberger Berman LLC ("Neuberger") is retained by Management to furnish it with investment recommendations and research information without added cost to the Funds. Several individuals who are officers and/or Directors of each Fund are also employees of Neuberger and/or Management.

Management and Neuberger are indirect subsidiaries of Neuberger Berman Group LLC (("NBG") and together with its consolidated subsidiaries ("NB Group")). NBSH Acquisition, LLC ("NBSH" and together with NBG, the "NB Parties"), which is owned by portfolio managers, members of the NB Group management team and certain of NB Group's key employees, senior professionals, and certain of their permitted transferees, owns, as of March 14, 2013, approximately 72% of NBG's common units, and Lehman Brothers Holdings Inc. ("LBHI") and certain of its subsidiaries (collectively the "LBHI Parties") own the remaining 28% of such common units. Pursuant to agreements among the NB Parties and the LBHI Parties, as well as the issuance of NBSH common equity to employees with respect to their previously made equity elections relating to 2013 compensation, it is expected that NBSH will own 81% of NBG's common units as of January 1, 2014. NBSH has the opportunity to continue to acquire the remaining NBG Class A common units from the LBHI Parties through a process that is expected to end in 2016 (and if necessary, 2017).

Note C—Securities Transactions:

During the six months ended April 30, 2013, there were purchase and sale transactions of long-term securities as follows:

(000's omitted)	Purchases	Sales
California	$46,149	$45,510
Intermediate	102,874	93,001
New York	37,658	36,003

Note D—Capital:

At April 30, 2013, the common shares outstanding and the common shares of each Fund owned by Neuberger were as follows:

	Common Shares Outstanding	Common Shares Owned by Neuberger
California	5,530,473	—
Intermediate	18,759,168	—
New York	5,074,033	—

Transactions in common shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Shares Issued on Reinvestment of Dividends and Distributions		Net Increase/(Decrease) in Common Shares Outstanding
	2013	2012	2013	2012
California	8,087	13,389	8,087	13,389
Intermediate	15,492	67,283	15,492	67,283
New York	6,740	20,644	6,740	20,644

Note E—Recent Accounting Pronouncement:

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11 Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. At this time, Management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

California Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $.01 or $(.01) per share are presented as $.00 or $(.00), respectively.

	Six Months Ended April 30,		Year Ended October 31,
	2013 (Unaudited)		2012	2011	2010	2009	2008
Common Share Net Asset Value, Beginning of Period	$15.85		$15.09	$15.25	$14.41	$12.99	$14.60
Income From Investment Operations Applicable to Common Shareholders:
Net Investment Income (Loss)¢	.40		.89	.99	.98	.88	.92
Net Gains or Losses on Securities (both realized and unrealized)	(.02)		.72	(.29)	.71	1.22	(1.58)
Common Share Equivalent of Distributions to Preferred Shareholders From:
Net Investment Income¢	(.01)		(.03)	(.04)	(.04)	(.08)	(.31)
Total From Investment Operations Applicable to Common Shareholders	.37		1.58	.66	1.65	2.02	(.97)
Less Distributions to Common Shareholders From:
Net Investment Income	(.41)		(.82)	(.82)	(.81)	(.66)	(.64)
Accretive Effect of Tender Offer	—		—	—	—	.06 §	—
Common Share Net Asset Value, End of Period	$15.81		$15.85	$15.09	$15.25	$14.41	$12.99
Common Share Market Value, End of Period	$15.90		$16.66	$14.68	$14.56	$13.14	$10.73
Total Return, Common Share Net Asset Value†	2.36	%**	10.65%	4.77%	12.07%	17.12%	(6.39)%
Total Return, Common Share Market Value†	(2.07	)%**	19.55%	6.75%	17.34%	29.29%	(13.69)%
Supplemental Data/Ratios††
Net Assets Applicable to Common Shareholders, End of Period (in millions)	$87.4		$87.5	$83.1	$84.0	$79.3	$88.3
Preferred Shares Outstanding, End of Period (in millions)	$59.0		$59.0	$59.0	$59.0	$59.0	$59.0
Preferred Shares Liquidation Value Per Share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Ratios are Calculated Using Average Net Assets Applicable to Common Shareholders
Ratio of Gross Expenses#	1.39	%*	1.41%	1.46%	1.59%	1.59%	1.34%
Ratio of Net Expenses‡	1.39	%*	1.33%	1.29%	1.33%	1.34%	1.02%
Ratio of Net Investment Income (Loss) Excluding Preferred Share DistributionsØØ	5.06	%*	5.67%	6.68%	6.60%	6.51%	6.45%
Portfolio Turnover Rate	31	%**	41%	16%	23%	27%	14%
Asset Coverage Per Preferred Share, End of Period@	$62,046		$62,095	$60,224	$60,597	$58,620	$62,432

See Notes to Financial Highlights

Financial Highlights

Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $.01 or $(.01) per share are presented as $.00 or $(.00), respectively.

	Six Months Ended April 30,		Year Ended October 31,
	2013 (Unaudited)		2012	2011	2010	2009	2008
Common Share Net Asset Value, Beginning of Period	$15.96		$14.86	$14.94	$14.15	$13.01	$14.55
Income From Investment Operations Applicable to Common Shareholders:
Net Investment Income (Loss)¢	.43		.98	1.00	.99	.95	.97
Net Gains or Losses on Securities (both realized and unrealized)	.07		.98	(.21)	.67	.91	(1.53)
Common Share Equivalent of Distributions to Preferred Shareholders From:
Net Investment Income¢	(.01)		(.02)	(.03)	(.04)	(.08)	(.33)
Total From Investment Operations Applicable to Common Shareholders	.49		1.94	.76	1.62	1.78	(.89)
Less Distributions to Common Shareholders From:
Net Investment Income	(.42)		(.84)	(.84)	(.83)	(.67)	(.65)
Accretive Effect of Tender Offer	—		—	—	—	.03 §	—
Common Share Net Asset Value, End of Period	$16.03		$15.96	$14.86	$14.94	$14.15	$13.01
Common Share Market Value, End of Period	$16.35		$16.43	$14.75	$14.80	$13.01	$11.00
Total Return, Common Share Net Asset Value†	3.11	%**	13.30%	5.51%	11.89%	14.73%	(5.87)%
Total Return, Common Share Market Value†	2.16	%**	17.51%	5.71%	20.56%	24.76%	(9.95)%
Supplemental Data/Ratios††
Net Assets Applicable to Common Shareholders, End of Period (in millions)	$300.6		$299.2	$277.5	$278.9	$263.6	$269.3
Preferred Shares Outstanding, End of Period (in millions)	$179.4		$179.4	$179.4	$179.4	$179.4	$179.4
Preferred Shares Liquidation Value Per Share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Ratios are Calculated Using Average Net Assets Applicable to Common Shareholders
Ratio of Gross Expenses#	1.15	%*	1.17%	1.22%	1.30%	1.33%	1.19%
Ratio of Net Expenses‡	1.15	%*	1.09%	1.05%	1.05%	1.08%	.86%
Ratio of Net Investment Income (Loss) Excluding Preferred Share DistributionsØØ	5.46	%*	6.30%	6.92%	6.75%	6.98%	6.80%
Portfolio Turnover Rate	20	%**	35%	23%	26%	40%	8%
Asset Coverage Per Preferred Share, End of Period@	$66,894		$66,698	$63,673	$63,870	$61,743	$62,606

See Notes to Financial Highlights

Financial Highlights

New York Intermediate Municipal Fund

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $.01 or $(.01) per share are presented as $.00 or $(.00), respectively.

	Six Months Ended April 30,		Year Ended October 31,
	2013 (Unaudited)		2012	2011	2010	2009	2008
Common Share Net Asset Value, Beginning of Period	$15.03		$14.49	$14.85	$14.07	$12.73	$14.34
Income From Investment Operations Applicable to Common Shareholders:
Net Investment Income (Loss)¢	.36		.79	.89	.92	.89	.94
Net Gains or Losses on Securities (both realized and unrealized)	(.02)		.55	(.44)	.67	1.16	(1.60)
Common Share Equivalent of Distributions to Preferred Shareholders From:
Net Investment Income¢	(.01)		(.02)	(.03)	(.04)	(.08)	(.31)
Total From Investment Operations Applicable to Common Shareholders	.33		1.32	.42	1.55	1.97	(.97)
Less Distributions to Common Shareholders From:
Net Investment Income	(.39)		(.78)	(.78)	(.77)	(.66)	(.64)
Accretive Effect of Tender Offer	—		—	—	—	.03 §	—
Common Share Net Asset Value, End of Period	$14.97		$15.03	$14.49	$14.85	$14.07	$12.73
Common Share Market Value, End of Period	$15.37		$15.74	$13.76	$14.95	$12.88	$10.57
Total Return, Common Share Net Asset Value†	2.24	%**	9.26%	3.25%	11.43%	16.74%	(6.50)%
Total Return, Common Share Market Value†	.24	%**	20.49%	(2.61)%	22.54%	28.71%	(14.30)%
Supplemental Data/Ratios††
Net Assets Applicable to Common Shareholders, End of Period (in millions)	$76.0		$76.2	$73.1	$74.9	$70.7	$71.1
Preferred Shares Outstanding, End of Period (in millions)	$48.3		$48.3	$48.3	$48.3	$48.3	$48.3
Preferred Shares Liquidation Value Per Share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Ratios are Calculated Using Average Net Assets Applicable to Common Shareholders
Ratio of Gross Expenses#	1.40	%*	1.42%	1.46%	1.55%	1.62%	1.41%
Ratio of Net Expenses‡	1.40	%*	1.34%	1.29%	1.30%	1.37%	1.09%
Ratio of Net Investment Income (Loss) Excluding Preferred Share DistributionsØØ	4.79	%*	5.31%	6.21%	6.37%	6.70%	6.64%
Portfolio Turnover Rate	29	%**	28%	16%	29%	33%	10%
Asset Coverage Per Preferred Share, End of Period@	$64,361		$64,471	$62,895	$63,835	$61,627	$61,892

See Notes to Financial Highlights

Notes to Financial Highlights Intermediate Municipal Closed-End Funds

(Unaudited)

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns may fluctuate and shares when sold may be worth more or less than original cost. For each Fund, total return would have been lower if Management had not waived a portion of the investment management fee.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not waived a portion of the investment management fee.

‡  After waiver of a portion of the investment management fee by Management. Each Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. Had the Funds not received expense reductions related to expense offset arrangements, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

	Six Months Ended April 30,	Year Ended October 31,
	2013	2012	2011	2010	2009	2008
California	1.39%	1.33%	1.29%	1.34%	1.34%	1.03%
Intermediate	1.15%	1.09%	1.05%	1.05%	1.09%	.87%
New York	1.40%	1.34%	1.29%	1.30%	1.37%	1.09%

@  Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid distributions on AMPS) from the Fund's total assets and dividing by the number of AMPS outstanding.

††  Expense ratios do not include the effect of distributions to holders of AMPS. Income ratios include income earned on assets attributable to AMPS outstanding.

¢  Calculated based on the average number of shares outstanding during each fiscal period.

ØØ  The annualized ratios of preferred share distributions to average net assets applicable to common shareholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2013	2012	2011	2010	2009	2008
California	.14%	.17%	.24%	.29%	.58%	2.17%
Intermediate	.13%	.15%	.22%	.27%	.57%	2.27%
New York	.14%	.16%	.22%	.27%	.59%	2.19%

*  Annualized.

**  Not Annualized.

§  Each of the Funds conducted tender offers to purchase approximately 10% of its outstanding common shares at 98% of the Fund's net asset value ("NAV") per share. Intermediate conducted one tender offer, with final payment of $13.46 per share on May 29, 2009. New York conducted one tender offer, with final payment of $13.33 per share on May 29, 2009. California conducted two tender offers, with final payments of $13.46 and $14.15 per share on May 29, 2009 and October 16, 2009, respectively.

Distribution Reinvestment Plan for each Fund

Computershare Trust Company, N.A (the "Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.

Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve shareholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent at 1-866-227-2136 or 480 Washington Boulevard, Jersey City, NJ 07317.

Directory

Investment Manager and Administrator

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
877.461.1899 or 212.476.8800

Sub-Adviser

Neuberger Berman LLC
605 Third Avenue
New York, NY 10158-3698

Custodian

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Common Stock Transfer Agent

Computershare Shareowner Services LLC
480 Washington Boulevard
Jersey City, NJ 07310

Plan Agent

Computershare Trust Company N.A.
250 Royall Street
Canton, MA 02021

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll-free).

Rev. 12/2010

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
n Social Security number and account balances
n income and transaction history
n credit history and credit scores
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800.223.6448

This is not part of the Funds' shareholder report.

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.
What we do
How does Neuberger Berman protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.
How does Neuberger Berman collect my personal information?	We collect your personal information, for example, when you
n open an account or provide account information
n seek advice about your investments or give us your income information
n give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
n sharing for affiliates' everyday business purposes — information about your creditworthiness
n affiliates from using your information to market to you
n sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
n Our affiliates include companies with a Neuberger Berman name; financial companies, such as investment advisers, broker dealers; mutual funds, and private investment funds.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
n Nonaffiliates we share with can include companies that perform administrative services on our behalf (such as vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers, dealers, or counterparties in connection with servicing your account.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. n Neuberger Berman doesn't jointly market.

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Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158–0180
Internal Sales & Services
877.461.1899
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds.

I0208 06/13

Item 2. Code of Ethics

The Board of Directors (“Board”) of Neuberger Berman Intermediate Municipal Fund Inc. (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics requiring disclosure and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Equity Funds’ Form N-CSR, Investment Company Act file number 811-00582 (filed on May 6, 2013).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, George Morriss and Candace L. Straight. Ms. Goss, Mr. Morriss and Ms. Straight are independent directors as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

Only required in the annual report.

Item 5. Audit Committee of Listed Registrants

Only required in the annual report.

Item 6. Schedule of Investments

The complete schedule of investments for the Registrant is disclosed in the Registrant’s Semi-Annual Report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Only required in the annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Only required in the annual report. There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No reportable purchases for the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which stockholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Equity Funds’ Form N-CSR, Investment Company Act file number 811-00582 (filed May 6, 2013).

(a)(2)	The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: July 2, 2013

By:/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 2, 2013